Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MASSMUTUAL PREMIER FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 01, 2016
Supplement [Text Block]	mpf_SupplementTextBlock
MASSMUTUAL PREMIER FUNDS

MassMutual Premier Money Market Fund

Supplement dated May 1, 2016 to the

Prospectus dated February 1, 2016 and the

Summary Prospectus dated February 1, 2016

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus and replaces similar information found in previous supplements.

Effective May 1, 2016, the name of the MassMutual Premier Money Market Fund has changed to the MassMutual Premier U.S. Government Money Market Fund.

Effective May 1, 2016, the following information replaces the information found under Investment Objective for the Fund (Page 3 of the Prospectus):

This Fund seeks current income consistent with preservation of capital and liquidity.

Effective May 1, 2016, the following information replaces the information found under the heading Principal Investment Strategies for the Fund (Page 3 of the Prospectus):

The Fund normally invests at least 99.5% of its total assets in cash, U.S. Government securities, and/or repurchase agreements fully collateralized by cash or U.S. Government securities.

In managing the Fund, the Fund’s subadviser, Babson Capital Management LLC (“Babson Capital”), intends to comply with Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), which sets forth the requirements for money market funds regarding credit quality, diversification, liquidity, and maturity. The Fund seeks to maintain, but does not guarantee, a stable $1.00 share price.

Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. Government securities and repurchase agreements that are fully collateralized by U.S. Government securities. U.S. Government securities are high-quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security. Certain issuers of U.S. Government securities, including Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are sponsored or chartered by Congress but their securities are neither issued nor guaranteed by the U.S. Treasury.

Effective May 1, 2016, the following information replaces similar information found in the first paragraph under the heading Principal Risks (Page 3 of the Prospectus):

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Effective May 1, 2016, the following information replaces the information for Credit Risk and Fixed Income Securities Risk found under the heading Principal Risks (Pages 3-4 of the Prospectus):

Credit Risk Credit risk is the risk that an issuer, guarantor, or liquidity provider of a fixed-income security held by the Fund may be unable or unwilling, or may be perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. The Fund may also be exposed to the credit risk of its counterparty to repurchase agreements, reverse repurchase agreements, swap transactions, and other derivatives transactions, and to the counterparty’s ability or willingness to perform in accordance with the terms of the transaction. The value of such transactions to the Fund will depend on the willingness and ability of the counterparty to perform its obligations, including among other things the obligation to return collateral or margin to the Fund.

Money Market Instruments Risk The value of a money market instrument typically will decline during periods of rising interest rates, and can also decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral assets, or changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally. Certain events, such as changes in the financial condition of the issuer or borrower, specific market or economic developments, regulatory or government actions, natural disasters, terrorist attacks, war, and other geopolitical events can have a dramatic adverse effect on the debt market and the overall liquidity of the market for money market instruments.

Effective May 1, 2016, the following information supplements the information found under the heading Principal Risks (Page 4 of the Prospectus):

Prepayment Risk Prepayment risk is the risk that principal of a debt obligation will be repaid at a faster rate than anticipated. In such a case, a Fund may lose the benefit of a favorable interest rate for the remainder of the term of the security in question, and may only be able to reinvest the amount of the prepayment at a less favorable rate.

Effective May 1, 2016, Foreign Investment Risk found under the heading Principal Risks (Page 4 of the Prospectus) is hereby deleted.

Effective May 1, 2016, the following information supplements the information found under the heading Performance Information (Page 5 of the Prospectus):

The Fund’s name, investment objective, and investment strategy changed on May 1, 2016 when the Fund changed from a money market fund to a government money market fund. Performance results shown were achieved when the Fund could invest in types of securities that it is no longer able to hold. Future performance of the Fund may be lower as a result.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual Premier Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mpf_SupplementTextBlock
MASSMUTUAL PREMIER FUNDS

MassMutual Premier Money Market Fund

Supplement dated May 1, 2016 to the

Prospectus dated February 1, 2016 and the

Summary Prospectus dated February 1, 2016

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus and replaces similar information found in previous supplements.

Effective May 1, 2016, the name of the MassMutual Premier Money Market Fund has changed to the MassMutual Premier U.S. Government Money Market Fund.

Effective May 1, 2016, the following information replaces the information found under Investment Objective for the Fund (Page 3 of the Prospectus):

This Fund seeks current income consistent with preservation of capital and liquidity.

Effective May 1, 2016, the following information replaces the information found under the heading Principal Investment Strategies for the Fund (Page 3 of the Prospectus):

The Fund normally invests at least 99.5% of its total assets in cash, U.S. Government securities, and/or repurchase agreements fully collateralized by cash or U.S. Government securities.

In managing the Fund, the Fund’s subadviser, Babson Capital Management LLC (“Babson Capital”), intends to comply with Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), which sets forth the requirements for money market funds regarding credit quality, diversification, liquidity, and maturity. The Fund seeks to maintain, but does not guarantee, a stable $1.00 share price.

Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. Government securities and repurchase agreements that are fully collateralized by U.S. Government securities. U.S. Government securities are high-quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security. Certain issuers of U.S. Government securities, including Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are sponsored or chartered by Congress but their securities are neither issued nor guaranteed by the U.S. Treasury.

Effective May 1, 2016, the following information replaces similar information found in the first paragraph under the heading Principal Risks (Page 3 of the Prospectus):

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Effective May 1, 2016, the following information replaces the information for Credit Risk and Fixed Income Securities Risk found under the heading Principal Risks (Pages 3-4 of the Prospectus):

Credit Risk Credit risk is the risk that an issuer, guarantor, or liquidity provider of a fixed-income security held by the Fund may be unable or unwilling, or may be perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. The Fund may also be exposed to the credit risk of its counterparty to repurchase agreements, reverse repurchase agreements, swap transactions, and other derivatives transactions, and to the counterparty’s ability or willingness to perform in accordance with the terms of the transaction. The value of such transactions to the Fund will depend on the willingness and ability of the counterparty to perform its obligations, including among other things the obligation to return collateral or margin to the Fund.

Money Market Instruments Risk The value of a money market instrument typically will decline during periods of rising interest rates, and can also decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral assets, or changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally. Certain events, such as changes in the financial condition of the issuer or borrower, specific market or economic developments, regulatory or government actions, natural disasters, terrorist attacks, war, and other geopolitical events can have a dramatic adverse effect on the debt market and the overall liquidity of the market for money market instruments.

Effective May 1, 2016, the following information supplements the information found under the heading Principal Risks (Page 4 of the Prospectus):

Prepayment Risk Prepayment risk is the risk that principal of a debt obligation will be repaid at a faster rate than anticipated. In such a case, a Fund may lose the benefit of a favorable interest rate for the remainder of the term of the security in question, and may only be able to reinvest the amount of the prepayment at a less favorable rate.

Effective May 1, 2016, Foreign Investment Risk found under the heading Principal Risks (Page 4 of the Prospectus) is hereby deleted.

Effective May 1, 2016, the following information supplements the information found under the heading Performance Information (Page 5 of the Prospectus):

The Fund’s name, investment objective, and investment strategy changed on May 1, 2016 when the Fund changed from a money market fund to a government money market fund. Performance results shown were achieved when the Fund could invest in types of securities that it is no longer able to hold. Future performance of the Fund may be lower as a result.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE